Note 16 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of reconciliation of income tax expense [text block]
(thousands of Canadian dollars)
	2025	2024

Income before income taxes	$41,493	$54,793
Income tax rate	27%	27%

Expected income tax provision	11,203	14,794

Tax rate differential on international operations	(50)	(426)
Change in unrecognized deferred income taxes	492	1,671
Effect of changes in tax rates	(403)	(89)
Other permanent differences	886	(174)
Adjustments for prior years	907	(731)

Income taxes	$13,035	$15,045

Disclosure of major components of income tax expense [text block]
(thousands of Canadian dollars)
	2025	2024

Current income taxes	$13,263	$12,328
Deferred income taxes	(228)	2,717
Income taxes	$13,035	$15,045

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
(thousands of Canadian dollars)
		Recognized	Recognized
	November 1,	in net	directly to	October 31,
	2024	income	equity	2025

Allowance for credit losses	$631	$1,208	$-	$1,839
Loss carry forwards	1,559	288	705	2,552
Share issue and financing costs	17	(896)	2,248	1,369
Deferred loan fees	699	(199)	-	500
Property and equipment and right-of-use assets	558	49	-	607
Other	45	291	-	336
Total deferred tax assets	3,509	741	2,953	7,203

Intangibles assets	503	(127)	-	376
Deposit commissions	1,895	186	-	2,081
Property and equipment and right-of-use assets	48	277	-	325
Other	454	(39)	-	415
Total deferred tax liabilities	2,900	297	-	3,197
Net deferred income tax assets	$609	$444	$2,953	$4,006
(thousands of Canadian dollars)
		Recognized	Recognized
	November 1,	in net	directly to	October 31,
	2023	income	equity	2024

Allowance for credit losses	$666	$(35)	$-	$631
Loss carry forwards	1,625	(66)	-	1,559
Share issue and financing costs	446	(429)	-	17
Deferred loan fees	818	(119)	-	699
Property and equipment and right-of-use assets	580	(22)	-	558
Other	1,790	(1,745)	-	45
Total deferred tax assets	5,925	(2,416)	-	3,509

Intangibles assets	598	(95)	-	503
Deposit commissions	1,823	72	-	1,895
Property and equipment and right-of-use assets	133	(85)	-	48
Other	44	410	-	454
Total deferred tax liabilities	2,598	302	-	2,900
Net deferred income tax assets	$3,327	$(2,718)	$-	$609
(thousands of Canadian dollars)
	2025	2024

Deferred tax assets	$4,039	$750
Deferred tax liabilities	(33)	(141)
Net deferred income tax assets	$4,006	$609